PRINCIPAL ACTIVITIES AND ORGANIZATION (Details)	Mar. 31, 2022
Youxin (Shaanxi) Technology Information Co., Ltd.
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of direct or indirect in subsidiaries	100.00%
Youxin (Ningbo) Information Technology Co., Ltd
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of direct or indirect in subsidiaries	100.00%
Youxin (Hefei) Automobile Intelligent Remanufacturing Co., Ltd.
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of direct or indirect in subsidiaries	100.00%
Hefei Youquan Information Technology Co Ltd [Member]
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of direct or indirect in subsidiaries	100.00%